Related Party Transactions (Tables)	3 Months Ended
Jul. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The major components of Medtronic corporate and shared expenses were as follows:

	Fiscal Year
(in millions)	2026	2025	2024
Cost of products sold	$37	$40	$38
Research and development expense	27	28	28
Selling, general, and administrative expenses	228	263	245
Other operating expense (income), net	6	12	11
Total	$298	$344	$322
The reconciliation of net transfers to Parent between the consolidated statements of equity and the consolidated statements of cash flows were as follows:

	Fiscal Year
(in millions)	2026	2025	2024
Net transfers from Parent within Net investment from Parent per the Consolidated Statements of Equity	$363	$62	$160
Stock-based compensation expense	(41)	(41)	(38)
Multiemployer pension expense	(7)	(8)	(8)
Other transfers from parent in connection with IPO, net	92	(1)	(2)
Net transfers from Parent per the Consolidated Statements of Cash Flows	$407	$12	$112
The major components of Medtronic corporate and shared expenses for periods prior to the Separation were as follows:

Three Months Ended
(in millions)	July 25, 2025
Cost of products sold	$11
Research and development expense	8
Selling, general, and administrative expenses	66
Other operating expense (income), net	2
Total	$87
The reconciliation of net transfers from parent between the condensed consolidated statements of equity and the condensed consolidated statements of cash flows were as follows:

Three Months Ended
(in millions)	July 25, 2025
Net transfers from Parent per the Condensed Consolidated Statements of Equity	$212
Stock-based compensation expense	(9)
Multi-employer pension expense	(2)
Other, net	1
Net transfers from Parent per the Condensed Consolidated Statements of Cash Flows	$202